Pension Plans and Other Post-Retirement Benefits - Schedule of Plan Asset Allocation (Details)	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Equity investments	3.00%	3.00%
Fixed income investments	76.00%	86.00%
Real estate investments	8.00%	7.00%
Qualifying insurance contract	9.00%	0.00%
Other	4.00%	4.00%
Total composition of fair value of plan assets	100.00%	100.00%